RECEIVABLES	6 Months Ended
May 31, 2022
RECEIVABLES

4.       RECEIVABLES

	May 31, 2022	November 30, 2021
	$	$
Accounts receivable	1,130,116	512,041
Sales tax receivable	273,500	266,464
Corporate income tax receivable	6,742	-
Other receivables	14,110	-
Receivables	1,424,468	778,505